JPMorgan Global Bond Opportunities Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Global Bond Opportunities Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 464
Expense Example, No Redemption, 3 Years	691
Expense Example, No Redemption, 5 Years	937
Expense Example, No Redemption, 10 Years	1,638
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	472
Expense Example, No Redemption, 5 Years	835
Expense Example, No Redemption, 10 Years	1,724
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	248
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	$ 1,010